Initial Public Offering (Details Narrative) - USD ($)							12 Months Ended
	Dec. 02, 2018	Nov. 27, 2018	Jun. 12, 2018	Jun. 08, 2018	Jun. 04, 2018	May 30, 2018	Dec. 31, 2018		Dec. 31, 2017
Number shares issued for initial public offering, shares	2,005	3,334			1,500,000
Sale of stock price per share					$ 5.00
Sale of stock description						Consisting of one share of the Company's common stock, par value $0.00001 per share (the "Common Stock"), and a warrant to purchase one share of common stock with an exercise price of $6.00 per share
Common stock, par value						$ 0.00001	$ 0.00001		$ 0.00001
Stock of warrant exercise price						$ 6.00
Gross proceeds from initial public offering						$ 7,500,000	$ 7,657,427	[1]		[1]
Additional Units [Member]
Number shares issued for initial public offering, shares				225,000
Sale of stock description				On June 8, 2018, the underwriters notified the Company of their exercise in full of their option to purchase an additional 225,000 Units (the "Additional Units") to cover over-allotments.
Additional Units [Member] | Initial Public Offering [Member]
Sale of stock price per share			$ 5.00
Gross proceeds from initial public offering			$ 1,125,000

[1]	Net of offering costs paid from escrow of $967,573